Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Option valuation assumptions

	Years ended December 31,
	2012	2011	2010
Expected volatility	32.1%	31.4%	30.4%
Expected dividends	3.2%	2.5%	3.4%
Expected life (years)	5	6	5
Risk-free interest rate	0.9%	2.2%	2.2%

Summary of option activity under share based compensation plans
A summary of option activity under the plans at December 31, 2012, and changes during the year then ended is presented below:

		Weighted Average Exercise	Weighted Average Remaining Contractual	Aggregate Intrinsic
(Options in thousands)	Options	Price(i)	Term	Value
				(millions)
Time-based stock options
Balance, beginning of year	9,174	$33.35
Granted	2,399	$32.17
Exercised	(1,203)	$30.80
Forfeited	(141)	$31.26
Expired	(77)	$28.38
Balance, end of year	10,152	$33.44	3 years	$1
Options vested or expected to vest at December 31, 2012	9,935	$33.61	3 years	$16
Options exercisable at December 31, 2012	9,055	$34.18	3 years	$9
Performance-based stock options
Balance, beginning of year	7,283	$32.09
Granted	25	$34.74
Exercised	(511)	$27.08
Forfeited	(280)	$38.41
Balance, end of year	6,517	$32.19	5 years	$9
Options vested or expected to vest at December 31, 2012	5,489	$32.09	5 years	$21
Options exercisable at December 31, 2012	2,470	$32.00	4 years	$8

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(i)	Certain options are exercisable in pounds sterling and are converted to dollars using the exchange rate at December 31, 2012.

Summary of restricted stock unit activity under share based compensation plans

		Weighted Average Grant Date
(Units awarded in thousands)	Shares	Fair Value
Nonvested shares (restricted stock units)
Balance, beginning of year	1,192	$31.96
Granted	1,756	$34.13
Vested	(408)	$29.61
Forfeited	(15)	$36.28
Balance, end of year	2,525	$33.80